Financial instruments and financial risk management - Notional principal amounts (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($) $ / t	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	0.73%	0.73%	0.01%	0.01%
Assets measured at fair value		€ 671.7	€ 536.2	€ 214.7
Liabilities measured at fair value		4,726.3	3,923.0	4,667.0
Financial assets (liabilities) at fair value		€ 5,398.0	€ 4,459.2	€ 4,881.7
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.42%	1.42%	1.48%	1.54%
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		€ 663.7	€ 527.7	€ 4.6
Foreign currency forward contracts | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		7,746.6
Forward foreign exchange contracts - Within 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		3,670.9
Forward foreign exchange contracts - Greater than 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		4,075.7
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 82.0	65.0
Assets measured at fair value		€ 8.0
Currency swap contract [member] | Fixed rate | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.79%	1.79%
Currency swap contract [member] | Fixed rate | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.54%	1.54%
Jet fuel Forward Contracts [Member] | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 3,057.0	€ 2,829.0
Average hedged rate per ton | $ / t	588